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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22957

Invesco Management Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Conservative Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	CINC-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–40.33%(a)

Advertising–0.37%
Interpublic Group of Cos. Inc. (The) (b)	2.27%	06/14/2018	$2,100	$2,098,179

Aerospace & Defense–1.43%
Harris Corp.	2.38%	06/05/2018	8,000	7,997,561

Asset-Backed Securities - Fully Supported Bank–0.53%
Ebury Finance LLC (Cayman Islands) (Multi-CEP’s) (b)	1.77%	09/06/2018	3,000	2,981,192

Automobile Manufacturers–1.78%
Hyundai Capital America (b)	2.34%	06/26/2018	5,000	4,991,716
VW Credit Inc. (Germany) (b)	2.67%	06/25/2018	5,000	4,992,056
				9,983,772

Automotive Retail–1.38%
AutoNation, Inc.(b)	2.35%	06/01/2018	7,700	7,699,510

Consumer Finance–1.49%
Ford Motor Credit Co. LLC (b)	1.94%	09/04/2018	1,500	1,490,448
Ford Motor Credit Co. LLC (b)	2.04%	09/05/2018	2,000	1,987,115
Ford Motor Credit Co. LLC (b)	3.09%	04/01/2019	3,000	2,929,621
Ford Motor Credit Co. LLC (b)	3.12%	04/12/2019	2,000	1,950,371
				8,357,555

Diversified Banks–1.94%
BPCE S.A. (France) (b)	2.79%	03/20/2019	6,000	5,869,175
HSBC Bank PLC (United Kingdom) (b)	2.44%	03/27/2019	5,000	5,007,990
				10,877,165

Diversified Capital Markets–0.54%
UBS AG (Switzerland) (b)	1.55%	06/12/2018	3,000	2,998,150

Electric Utilities–2.85%
Entergy Corp.(b)	2.31%	07/02/2018	5,000	4,989,813
Entergy Corp.(b)	2.57%	08/17/2018	5,000	4,972,083
Sempra Global (b)	2.32%	07/11/2018	6,000	5,983,757
				15,945,653

Gas Utilities–2.67%
Southern Co. Gas Capital Corp.(b)	2.28%	06/07/2018	5,000	4,997,866
WGL Holdings Inc.(b)	2.46%	07/26/2018	5,000	4,982,306
WGL Holdings Inc.(b)	2.48%	07/23/2018	5,000	4,983,364
				14,963,536

Health Care Equipment–2.28%
Boston Scientific Corp.(b)	2.36%	06/06/2018	5,000	4,998,175
Boston Scientific Corp.(b)	2.36%	06/14/2018	5,000	4,995,664
Boston Scientific Corp.(b)	2.43%	06/19/2018	2,750	2,746,726
				12,740,565

Health Care Facilities–2.67%
Catholic Health Initiatives	2.92%	08/20/2018	5,000	4,975,655
Catholic Health Initiatives	2.94%	08/31/2018	10,000	9,943,164
				14,918,819

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Household Appliances–0.89%
Whirlpool Corp.(b)	2.10%	06/05/2018	$5,000	$4,998,483

Housewares & Specialties–1.96%
Newell Brands Inc.(b)	2.28%	06/04/2018	5,000	4,998,717
Newell Brands Inc.(b)	2.30%	06/18/2018	6,000	5,992,857
				10,991,574

Integrated Oil & Gas–1.11%
Eni Finance USA Inc. (Italy) (b)	2.63%	06/20/2018	6,200	6,192,518

Oil & Gas Exploration & Production–1.79%
Canadian Natural Resources Ltd. (Canada) (b)	2.30%	06/14/2018	10,000	9,991,289

Oil & Gas Storage & Transportation–6.44%
Enable Midstream Partners L.P.(b)	2.56%	06/25/2018	2,500	2,495,802
Enable Midstream Partners L.P.(b)	2.63%	07/30/2018	6,000	5,974,050
Enbridge Energy Partners L.P.(b)	2.76%	06/20/2018	5,000	4,993,716
Enbridge US Inc.(b)	2.86%	06/25/2018	2,300	2,296,346
Enbridge US Inc.(b)	2.89%	07/09/2018	5,000	4,987,184
Energy Transfer L.P.(b)	2.60%	06/14/2018	6,000	5,994,493
Energy Transfer L.P.(b)	2.65%	06/12/2018	6,000	5,995,300
Kinder Morgan Inc.(b)	2.40%	06/01/2018	3,300	3,299,790
				36,036,681

Other Diversified Financial Services–1.25%
Hitachi Capital America Corp. (Japan)	2.30%	06/26/2018	7,000	6,988,402

Paper Packaging–0.68%
Bemis Co. Inc.(b)	2.43%	06/07/2018	3,800	3,798,378

Regional Banks–0.39%
Macquarie Bank Ltd. (Australia) (b)	2.66%	11/07/2018	2,200	2,175,771

Specialized Finance–1.43%
Aviation Capital Group LLC (b)	2.19%	06/01/2018	8,000	7,999,561

Specialty Chemicals–1.25%
Sherwin-Williams Co. (The) (b)	2.41%	06/28/2018	7,000	6,989,743

Technology Distributors–2.14%
Arrow Electronics Inc.(b)	2.61%	06/18/2018	7,000	6,991,667
Arrow Electronics Inc.(b)	2.61%	06/21/2018	5,000	4,993,009
				11,984,676

Tobacco–0.45%
BAT International Finance PLC (United Kingdom) (b)	2.35%	06/04/2018	2,500	2,499,395

Wireless Telecommunication Services–0.62%
Vodafone Group PLC (United Kingdom) (b)	1.75%	09/04/2018	3,500	3,475,855
Total Commercial Paper (Cost $225,651,750)				225,683,983

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds & Notes–38.58%(c)

Automobile Manufacturers–0.41%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.25%) (b)(d)	2.61%	11/05/2018	$1,000	$1,000,886
Harley-Davidson Financial Services, Inc. Sr. Unsec. Gtd. Floating Rate Bonds (3 mo. USD LIBOR + 0.35%) (b)(d)	2.40%	03/08/2019	1,000	1,000,607
Sr. Unsec. Gtd. Notes (b)	2.25%	01/15/2019	300	299,186
				2,300,679

Biotechnology–0.63%
Gilead Sciences, Inc., Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.22%) (d)	2.42%	03/20/2019	3,500	3,504,249

Consumer Finance–3.75%
American Express Co. Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.33%) (d)	2.69%	10/30/2020	3,000	3,003,282
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.52%) (d)	2.85%	05/17/2021	2,500	2,508,936
American Express Credit Corp. Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.33%) (d)	2.68%	05/03/2019	1,000	1,002,297
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (d)	2.45%	03/03/2020	1,000	1,003,881
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.78%) (d)	3.14%	11/05/2018	980	982,882
Ford Motor Credit Co. LLC Sr. Unsec. Global Notes	2.43%	06/12/2020	1,000	984,253
Sr. Unsec. Global Notes	2.68%	01/09/2020	1,088	1,080,946
Nissan Motor Acceptance Corp. Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.39%) (b)(d)	2.69%	09/28/2020	1,000	1,001,733
Sr. Unsec. Notes(b)	2.25%	01/13/2020	1,500	1,480,678
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Global Notes	2.20%	01/10/2020	8,000	7,935,617
				20,984,505

Diversified Banks–22.69%
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.41%) (b)(d)	2.77%	01/19/2021	7,143	7,147,786
Sr. Unsec. Notes (b)	2.10%	01/18/2019	1,000	997,022
Australia & New Zealand Banking Group, Ltd. (Australia), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (b)(d)	2.69%	11/09/2020	5,000	5,005,132
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.25%) (d)	2.32%	09/11/2019	3,000	3,005,153
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.46%) (d)	2.80%	04/13/2021	5,000	5,015,224
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.29%) (d)	2.62%	01/08/2021	5,000	4,986,494
Banque Fédérative du Crédit Mutuel S.A. (France), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.49%) (b)(d)	2.85%	07/20/2020	3,000	3,012,171
BNZ International Funding Ltd. (New Zealand), Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.70%) (b)(d)	3.03%	02/21/2020	1,000	1,007,159
Capital One, N.A., Sr. Unsec. Notes	2.35%	08/17/2018	3,000	2,999,310
Citibank, N.A. Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.34%) (d)	2.54%	03/20/2019	1,000	1,002,098
Sr. Unsec. Notes	1.85%	09/18/2019	2,000	1,977,696
Commonwealth Bank of Australia (Australia), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.40%) (b)(d)	2.58%	09/18/2020	3,000	3,008,213
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.64%) (b)(d)	3.00%	11/07/2019	3,100	3,120,845
Credit Agricole S.A. (France), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.80%) (b)(d)	3.15%	04/15/2019	3,000	3,018,003
Danske Bank A/S (Denmark), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.58%) (b)(d)	2.61%	09/06/2019	2,299	2,308,913
DBS Group Holdings Ltd. (Singapore), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.49%) (b)(d)	2.54%	06/08/2020	2,000	2,004,040
Dexia Credit Local S.A. (France), Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.50%) (b)(d)	2.84%	02/15/2019	1,500	1,504,403

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)
DNB Bank ASA (Norway), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.37%) (b)(d)	2.68%	10/02/2020	$3,000	$3,007,265
Goldman Sachs Group Inc. (The), Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 1.10%) (d)	3.44%	11/15/2018	5,000	5,024,640
JP Morgan Chase Bank N.A., Sr. Unsec. Notes	3.09%	04/26/2021	3,000	3,000,155
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Floating Rate Notes (3 mo. USD LIBOR + 0.49%) (d)	2.85%	05/07/2021	3,261	3,261,229
Mizuho Securities USA LLC Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (d)	2.66%	10/12/2018	6,000	6,003,887
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.34%) (d)	2.70%	02/05/2019	6,000	6,004,192
National Australia Bank Ltd. (Australia), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.35%) (b)(d)	2.69%	01/12/2021	3,000	3,001,130
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.51%) (b)(d)	2.84%	05/22/2020	1,500	1,506,974
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.59%) (b)(d)	2.93%	01/10/2020	1,000	1,006,455
Sr. Unsec. Medium-Term Global Notes	2.00%	01/14/2019	300	299,153
Nordea Bank AB (Sweden), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.47%) (b)(d)	2.79%	05/29/2020	1,500	1,505,407
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.84%) (b)(d)	3.02%	09/17/2018	1,500	1,503,546
PNC Bank, N.A., Sr. Unsec. Notes	1.95%	03/04/2019	1,000	995,956
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (b)(d)	2.75%	05/17/2021	5,000	4,999,100
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.31%) (d)	2.67%	10/18/2019	3,000	3,005,865
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.35%) (d)	2.70%	01/17/2020	2,000	2,002,485
Sr. Unsec. Gtd. Global Notes	1.76%	10/19/2018	2,525	2,519,032
Sr. Unsec. Gtd. Medium-Term Global Bonds	1.95%	07/23/2018	3,000	2,998,322
Sr. Unsec. Gtd. Notes	2.51%	01/17/2020	1,364	1,351,335
Sumitomo Mitsui Trust Bank, Ltd. (Japan), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.51%) (b)(d)	2.54%	03/06/2019	1,000	1,002,382
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.91%) (b)(d)	3.27%	10/18/2019	1,000	1,008,184
Toronto-Dominion Bank (The) (Canada), Sr. Unsec. Medium-Term Global Floating Rate Notes (3 mo. USD LIBOR + 0.24%) (d)	2.60%	01/25/2021	3,000	2,993,583
U.S. Bank N.A., Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (d)	2.68%	04/26/2021	5,000	5,002,165
United Overseas Bank Ltd. (Singapore), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.48%) (b)(d)	2.84%	04/23/2021	2,500	2,505,511
Westpac Banking Corp. (Australia), Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.28%) (d)	2.62%	05/15/2020	2,333	2,334,701
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.34%) (d)	2.70%	01/25/2021	6,000	5,991,827
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (d)	2.46%	03/06/2020	2,000	2,007,201
				126,961,344

Diversified Capital Markets–1.79%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (b)(d)	2.35%	12/07/2018	2,000	2,002,102
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (b)(d)	2.64%	05/28/2019	3,000	3,004,209
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.58%) (b)(d)	2.63%	06/08/2020	5,000	5,021,880
				10,028,191

Electric Utilities–1.15%
Duke Energy Florida, LLC, Sr. Unsec. Global Notes	2.10%	12/15/2019	1,424	1,416,092
Pacific Gas & Electric Co., Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.23%) (d)	2.55%	11/28/2018	5,000	4,999,847
				6,415,939

Gas Utilities–0.89%
WGL Holdings Inc., Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.40%) (d)	2.72%	11/29/2019	5,000	5,002,169

Health Care Equipment–0.08%
Stryker Corp., Sr. Unsec. Global Notes	2.00%	03/08/2019	476	473,820

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Household Products–0.54%

Church & Dwight Co., Inc., Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.15%) (d)	2.51%	01/25/2019	$3,000	$3,000,283

Investment Banking & Brokerage–1.98%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 1.16%) (d)	3.52%	04/23/2020	5,000	5,075,613
Morgan Stanley, Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.74%) (d)	3.10%	07/23/2019	5,000	5,027,110
New York Life Global Funding, Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.39%) (b)(d)	2.75%	10/24/2019	1,000	1,005,022
				11,107,745

Life & Health Insurance–1.42%

Metropolitan Life Global Funding I, Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (b)(d)	2.61%	12/19/2018	1,000	1,002,413
Sec. Notes (b)	2.05%	06/12/2020	2,000	1,961,285
Sr. Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.23%) (b)(d)	2.56%	01/08/2021	5,000	5,006,139
				7,969,837

Movies & Entertainment–0.36%

Walt Disney Co. (The), Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.19%) (d)	2.21%	06/05/2020	2,000	2,005,491

Multi-Utilities–0.27%

Sempra Energy, Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.25%) (d)	2.60%	07/15/2019	1,500	1,500,810

Oil & Gas Refining & Marketing–0.32%

Phillips 66, Sr. Unsec. Gtd. Global Floating Rate Notes (3 mo. USD LIBOR + 0.60%) (d)	2.92%	02/26/2021	1,811	1,814,777

Pharmaceuticals–0.61%

GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Floating Rate Notes (3 mo. USD LIBOR + 0.35%) (d)	2.69%	05/14/2021	3,378	3,386,741

Regional Banks–1.13%

Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.66%) (b)(d)	2.93%	09/23/2019	1,000	1,006,537
Branch Banking & Trust Co., Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.22%) (d)	2.23%	06/01/2020	5,000	5,004,306
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes (b)	2.35%	01/15/2019	300	299,265
				6,310,108

Specialized Finance–0.36%

Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.18%) (d)	2.21%	12/06/2018	2,000	2,001,072

Technology Hardware, Storage & Peripherals–0.20%

Apple Inc., Sr. Unsec. Global Notes	1.80%	05/11/2020	1,132	1,114,784
Total Bonds & Notes (Cost $215,909,932)				215,882,544

Asset-Backed Securities–8.96%

Auto Loans/Leases–7.32%

Ally Auto Receivables Trust, Series 2015-1, Class A3, Pass Through Ctfs.	1.39%	09/16/2019	81	80,471
ARI Fleet Lease Trust, Series 2017-A, Class A2, Pass Through Ctfs.(b)	1.91%	04/15/2026	4,940	4,913,420
Canadian Pacer Auto Receivables Trust, (Canada) Series 2017-1A, Class A2A, Pass Through Ctfs.(b)	1.77%	12/19/2019	1,752	1,746,609
CarMax Auto Owner Trust, Series 2014-4, Class A3, Pass Through Ctfs.	1.25%	11/15/2019	11	10,780
Series 2017-1, Class A2, Pass Through Ctfs.	1.54%	02/18/2020	334	333,248
Series 2017-2, Class A2, Pass Through Ctfs.	1.63%	06/15/2020	542	540,652

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Auto Loans/Leases–(continued)

Chesapeake Funding II LLC, Series 2017-2A, Class A2, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.45%) (b)(d)	2.37%	05/15/2029	$1,790	$1,790,791
Series 2017-3A, Class A2, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.34%) (b)(d)	2.26%	08/15/2029	3,722	3,720,374
Series 2017-4A, Class A1, Pass Through Ctfs.(b)	2.12%	11/15/2029	2,500	2,472,517
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, Pass Through Ctfs.(b)	2.09%	02/22/2021	2,725	2,716,602
Series 2017-1, Class A2, Pass Through Ctfs.(b)	2.13%	07/20/2022	1,808	1,798,898
Series 2017-2, Class A2, Pass Through Ctfs.(b)	1.97%	01/20/2023	1,162	1,154,607
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, Pass Through Ctfs.	1.39%	07/15/2020	255	253,492
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A2, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.42%) (d)	2.34%	05/15/2022	2,000	2,006,793
Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A2B, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.20%) (d)	2.12%	08/15/2019	577	577,359
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, Pass Through Ctfs.(b)	2.38%	10/15/2020	2,538	2,535,542
Series 2017-1A, Class A1, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.85%) (b)(d)	2.77%	04/18/2022	5,000	5,030,129
Series 2017-2A, Class A1, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.68%) (b)(d)	2.60%	10/17/2022	1,900	1,909,945
Nissan Master Owner Trust Receivables, Series 2017-A, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.31%) (d)	2.23%	04/15/2021	2,000	2,000,010
Santander Retail Auto Lease Trust, Series 2017-A, Class A2B, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.27%) (b)(d)	2.22%	03/20/2020	2,500	2,500,380
Tesla Auto Lease Trust, Series 2018-A, Class A, Pass Through Ctfs.(b)	2.32%	12/20/2019	2,869	2,860,469
				40,953,088

Credit Cards–0.72%

First National Master Note Trust, Series 2017-1, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.40%) (d)	2.32%	04/18/2022	1,000	1,001,434
World Financial Network Credit Card Master Trust, Series 2016-B, Class A, Pass Through Ctfs.	1.44%	06/15/2022	3,000	2,993,359
				3,994,793

Equipment Leasing–0.92%

Dell Equipment Finance Trust, Series 2017-1, Class A2, Pass Through Ctfs.(b)	1.86%	06/24/2019	570	568,633
Series 2017-2, Class A2A, Pass Through Ctfs.(b)	1.97%	02/24/2020	2,826	2,816,156
John Deere Owner Trust, Series 2015-A, Class A3, Pass Through Ctfs.	1.32%	06/17/2019	21	20,707
MMAF Equipment Finance LLC, Series 2014-AA, Class A4, Pass Through Ctfs.(b)	1.59%	02/08/2022	1,185	1,175,083
Series 2017-AA, Class A2, Pass Through Ctfs.(b)	1.73%	05/18/2020	589	587,084
				5,167,663
Total Asset-Backed Securities (Cost $50,234,445)				50,115,544

Certificates of Deposit–4.20%

Diversified Banks–3.31%

Bank of Montreal (Canada) (3 mo. USD LIBOR + 0.25%) (d)	2.61%	10/19/2018	1,000	1,000,721
Canadian Imperial Bank of Commerce (Canada) (1 mo. USD LIBOR + 0.26%) (d)	2.18%	11/13/2018	3,000	3,000,288
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.13%) (d)	2.49%	10/26/2018	5,500	5,505,538
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.23%) (d)	2.59%	02/04/2019	3,000	3,001,285
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.36%) (d)	2.72%	08/08/2018	1,000	1,000,540
Natixis S.A. (France) (3 mo. USD LIBOR + 0.20%) (d)	2.56%	11/14/2018	5,000	5,006,275
				18,514,647

Regional Banks–0.89%

Nordea Bank AB (Sweden) (3 mo. USD LIBOR + 0.40%) (d)	2.70%	03/27/2020	5,000	5,003,949
Total Certificates of Deposit (Cost $23,497,876)				23,518,596

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Bills–0.53%(a)

U.S. Treasury Bills (Cost $2,992,430)	1.21%	08/16/2018	$3,000	$2,988,251
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–92.60% (Cost $518,286,433)				518,188,918

			Repurchase Amount

Repurchase Agreements–9.65%(e)

Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017, (collateralized by U.S. Treasury obligations valued at $100,980,156; 1.63% - 3.63%; 08/15/2019 - 08/15/2023)(f)	1.90%	-	-	11,000,000
J.P. Morgan Securities LLC, open agreement dated 06/01/2017, (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $4,404,423; 0% - 4.75%; 01/25/2030 - 07/25/2056)(f)	2.86%	-	-	4,000,000
J.P. Morgan Securities LLC, open agreement dated 08/02/2017, (collateralized by a U.S. government sponsored agency obligation valued at $4,404,373; 4.16%; 01/25/2030)(f)	2.81%	-	-	4,000,000
J.P. Morgan Securities LLC, open agreement dated 10/17/2017, (collateralized by a U.S. government sponsored agency obligation valued at $4,404,373; 4.16%; 01/25/2030)(f)	2.76%	-	-	4,000,000
RBC Capital Markets LLC, term agreement dated 05/29/2018, maturing value of $16,112,280 (collateralized by domestic and foreign corporate obligations valued at $17,600,000; 3.60% - 11.00%; 06/15/2018 - 06/15/2076)	2.81%	08/27/2018	16,112,280	16,000,000
Wells Fargo Securities, LLC, joint term agreement dated 03/08/2018, aggregate maturing value of $236,480,500 (collateralized by domestic commercial paper, domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $246,999,290; 0% - 2.79%; 06/07/2018 - 03/25/2046)	2.52%	06/06/2018	15,094,500	15,000,000
Total Repurchase Agreements (Cost $54,000,000)				54,000,000
TOTAL INVESTMENTS IN SECURITIES–102.25% (Cost $572,286,433)				572,188,918
OTHER ASSETS LESS LIABILITIES–(2.25)%				(12,575,209)
NET ASSETS–100.00%				$559,613,709

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $314,348,023, which represented 56.17% of the Fund’s Net Assets.

(c)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.
(e)	Principal amount equals value at period end. See Note 1E.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Conservative Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco Conservative Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Conservative Income Fund

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.